Financial instruments - Natural gas forward contracts (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) $ / MMBTU	Dec. 31, 2018 USD ($) $ / MMBTU
Cash flow hedges | Geismar 2 Facility
Disclosure of financial assets [line items]
Percentage of gas requirement for forward contracts that will be managed for changes in prices	40.00%
Natural gas forward contract
Disclosure of financial assets [line items]
Hedge ineffectiveness | $	$ 0
Natural gas forward contract | Cash flow hedges
Disclosure of financial assets [line items]
Notional amount | $	970,000,000	$ 426,000,000
Negative fair value | $	$ 195,100,000	$ 105,700,000
Natural gas forward contract | Cash flow hedges | Geismar 2 Facility
Disclosure of financial assets [line items]
Average contract price (in usd per mmbtu) | $ / MMBTU	3.89	3.81
Remaining term	6 years
Natural gas forward contract | Cash flow hedges | Geismar 3 Facility
Disclosure of financial assets [line items]
Average contract price (in usd per mmbtu) | $ / MMBTU	3.24
Remaining term	10 years
Natural gas forward contract | Cash flow hedges | Medicine Hat Facility
Disclosure of financial assets [line items]
Average contract price (in usd per mmbtu) | $ / MMBTU	1.96	1.96